Employee Benefit Plans (Fair Value Measurements Classified as Level 3) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Ending fair value of plan assets	$ 194.5		$ 151.1
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending fair value of plan assets	4.0		4.2
Coal Lease [Member]
Defined Benefit Plan Disclosure [Line Items]
Ending fair value of plan assets	4.0	[1]	4.2	[1]
Coal Lease [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning fair value of plan assets	4.2	[1]	4.4
Change in fair value of plan assets	(0.2)		(0.2)
Purchases, sales, transfers, and settlements	0		0
Ending fair value of plan assets	$ 4.0	[1]	$ 4.2	[1]

[1]	The Company's interest represents approximately 26% of the lease which is currently between American Premier Underwriters (APU), the Lessor and CONSOL Energy (CONSOL), the Lessee. The lease pertains to real property mined by CONSOL located in Pennsylvania.